Income Tax (Details) - Schedule of movement of valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Valuation Allowance [Abstract]
At the beginning of the year	$ 14,570,809	$ 10,974,429
Acquisition of subsidiary		4,489,762
Current year addition	4,549,975	7,993,933
Expired	(134,802)	(1,673,664)
Exchange difference	(2,048,140)	381,779
Over provided in last year	1,185,578	(212,258)
Recognized during the year	(2,116,353)	(7,383,172)
At the end of the year	$ 16,007,067	$ 14,570,809